Debt - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 16, 2020	Aug. 09, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 19, 2020
Short-term Debt [Line Items]
Debt issuance costs, net			$ (320)		$ (320)		$ (396)	$ (549)
Gain (Loss) on extinguishment of debt			8,395	$ 0	8,395	$ 0
Interest expenses and debt issuance amortization costs			1,258	$ 1,248	2,502	$ 2,372	4,904	2,101	$ 157
Loan and Security Agreement [Member]
Short-term Debt [Line Items]
Long-term debt, gross							39,000
Gain (Loss) on extinguishment of debt							100
Revolving Credit Facility And Loan And Security Agreement [Member]
Short-term Debt [Line Items]
Interest expenses and debt issuance amortization costs							4,900	$ 2,100	200
Revolving Credit Facility [Member] | 2017 Unsecured Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity										$ 15,000
Line of credit facility collateral amount										$ 5,000
Revolving Credit Facility [Member] | 2018 Unsecured Revolving Credit Facility Amendment [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity									30,000
Line of credit outstanding									$ 10,000
Revolving Credit Facility [Member] | 2018 Unsecured Revolving Credit Facility Amendment [Member] | Prime Rate [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread percentage									0.30%
Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage								10.75%
Loan and Security Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, face amount		$ 50,000
Long-term debt, gross		$ 35,000
Debt instrument, interest rate, stated percentage		10.75%
Debt instrument, maturity date		Aug. 01, 2023
Debt issuance costs, net		$ 600
Line of credit facility, maximum borrowing capacity		$ 4,000									$ 4,000
Line of credit facility, current borrowing capacity			11,000		11,000		$ 7,800
Loan and Security Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		10.75%					10.75%
Line of credit facility, current borrowing capacity											39,000
Loan and Security Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		5.50%
Line of credit facility, current borrowing capacity											$ 35,000
Paid-in-kind interest
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		10.75%
Paid-in-kind interest | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		3.00%
Paid-in-kind interest | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		0.55%
Promissory note
Short-term Debt [Line Items]
Debt instrument, face amount	$ 8,300
Debt instrument, interest rate, stated percentage	1.00%
Debt instrument, maturity date	Apr. 16, 2022
Gain (Loss) on extinguishment of debt			$ 100		$ 8,400